As filed with the Securities and Exchange Commission on November 21, 2018

Securities Act File No. 333-124463

Investment Company Act File No. 811-21763

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 38	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 40	☒

(Check appropriate box or boxes)

MANAGED ACCOUNT SERIES

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway, Wilmington, Delaware 19809

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski

Managed Account Series

55 East 52nd Street

New York, New York 10055

United States of America

(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund: Margery K. Neale, Esq. Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, New York 10019-6099	Benjamin Archibald, Esq. BlackRock Advisors, LLC 55 East 52nd Street New York, New York 10055

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on November 30, 2018 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of beneficial interest, par value $.01 per share.

This filing relates solely to BlackRock GA Disciplined Volatility Equity Fund and BlackRock GA Enhanced Equity Fund.

Explanatory Note

This Post-Effective Amendment No. 38 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 40 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of Managed Account Series (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until November 30, 2018, the effectiveness of the registration statement for BlackRock GA Disciplined Volatility Equity Fund and BlackRock GA Enhanced Equity Fund, filed in Post-Effective Amendment No. 37 on September 26, 2018, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 38 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 37 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, Managed Account Series (the “Registrant”) certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act and duly caused this Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A of the Registrant, to be signed on behalf of the Registrant by the undersigned, duly authorized, in the City of New York and the State of New York on November 21, 2018.

Managed Account Series (Registrant) on behalf of its series, BlackRock GA Disciplined Volatility Equity Fund and BlackRock GA Enhanced Equity Fund

By:	/s/ JOHN M. PERLOWSKI
(John M. Perlowski,
President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A of the Registrant has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ JOHN M. PERLOWSKI	Trustee, President and Chief Executive Officer	November 21, 2018
(John M. Perlowski)	(Principal Executive Officer)

/s/ NEAL J. ANDREWS	Chief Financial Officer	November 21, 2018
(Neal J. Andrews)	(Principal Financial and Accounting Officer)

JAMES H. BODURTHA*	Trustee
(James H. Bodurtha)

BRUCE R. BOND*	Trustee
(Bruce R. Bond)

STUART E. EIZENSTAT*	Trustee
(Stuart E. Eizenstat)

HENRY GABBAY*	Trustee
(Henry Gabbay)

LENA G. GOLDBERG*	Trustee
(Lena G. Goldberg)

ROBERT M. HERNANDEZ*	Trustee
(Robert M. Hernandez)

HENRY R. KEIZER*	Trustee
(Henry R. Keizer)

JOHN F. O’BRIEN*	Trustee
(John F. O’Brien)

DONALD C. OPATRNY*	Trustee
(Donald C. Opatrny)

ROBERT FAIRBAIRN*	Trustee
(Robert Fairbairn)

*By: /s/ JANEY AHN		November 21, 2018
(Janey Ahn, Attorney-In-Fact)

SIGNATURES

Cayman GA Disciplined Volatility Equity Fund, Ltd. has duly caused this Registration Statement of Managed Account Series, with respect only to information that specifically relates to Cayman GA Disciplined Volatility Equity Fund, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on November 21, 2018.

CAYMAN GA DISCIPLINED VOLATILITY EQUITY FUND, LTD.

By:	/s/ JOHN M. PERLOWSKI
(John M. Perlowski, Director)

This Registration Statement of Managed Account Series, with respect only to information that specifically relates to Cayman GA Disciplined Volatility Equity Fund, Ltd., has been signed below by the following persons in the capacities on the dates indicated.

Signature	Title	Date

/s/ JOHN M. PERLOWSKI	Director, Cayman GA Disciplined Volatility Equity Fund, Ltd.	November 21, 2018
(John M. Perlowski)

/s/ NEAL J. ANDREWS	Director, Cayman GA Disciplined Volatility Equity Fund, Ltd.	November 21, 2018
(Neal J. Andrews)

SIGNATURES

Cayman GA Enhanced Equity Fund, Ltd. has duly caused this Registration Statement of Managed Account Series, with respect only to information that specifically relates to Cayman GA Enhanced Equity Fund, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on November 21, 2018.

CAYMAN GA ENHANCED EQUITY FUND, LTD.

By:	/s/ JOHN M. PERLOWSKI
(John M. Perlowski, Director)

This Registration Statement of Managed Account Series, with respect only to information that specifically relates to Cayman GA Enhanced Equity Fund, Ltd., has been signed below by the following persons in the capacities on the dates indicated.

Signature	Title	Date

/s/ JOHN M. PERLOWSKI	Director, Cayman GA Enhanced Equity Fund, Ltd.	November 21, 2018
(John M. Perlowski)

/s/ NEAL J. ANDREWS	Director, Cayman GA Enhanced Equity Fund, Ltd.	November 21, 2018
(Neal J. Andrews)